Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 6. Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying amount of the Company’s goodwill for the six months ended June 30, 2021 were as follows:

U.S. $ in thousands

Goodwill as of January 1, 2021*	$35,694
Goodwill acquired**	1,716
Measurement period adjustments	2,295
Foreign currency translation adjustments	(19)
Goodwill as of June 30, 2021	$39,686

*The goodwill was acquired as part of Origin acquisition. See Note 3.

**The goodwill was acquired as part of RPS acquisition. See Note 3.

 The goodwill balance as of June 30, 2020 had amounted to $385.6 in respect of the Stratasys-Objet reporting unit.

During the third quarter of 2020, the Company noted that indicators of potential impairment existed which required an interim goodwill impairment analysis for Stratasys-Objet reporting unit. These indicators included longer and deeper than expected reduction in the business, refinement to the company’s business focus into additional inorganic technologies and sustained decline in the Company’s market capitalization during the prior two quarters, in each case, primarily as a result of the COVID-19 impact on the global economy and the Company’s business.

As a result of the factors discussed above, the Company revisited its assumptions supporting the cash flow projections for its Stratasys-Objet reporting unit, including: (i) the expected duration and depth of revenue reduction and certain revenue growth assumptions; (ii) the associated operating profit margins; and (iii) the long term growth rate. In estimating the discounted cash flow, the Company used the following key assumptions: the Company currently expects it will take approximately two years to regain the loss of revenue and return to its pre COVID-19 activity levels considering the impact of both volume and price with a similar effect on profitability. Following such period, the Company expects to return to similar growth rates as estimated in prior valuations. The Company assumes a long term terminal growth rate of 2.5%, which is lower than the 3.1% used in prior valuations. In addition, changes in business focus due to introduction of new technologies is expected to lower the total revenues related to the Stratasys-Objet reporting unit. The resulting cash flow amounts were discounted using the same discount rate of 13.5%.

Based on the revised cash flow projections, the value of the reporting unit had decreased below its carrying value, and the Company recorded in the third quarter of 2020, goodwill impairment charge of $386.2 million, the entire reporting unit’s goodwill.

Other Intangible Assets

Other intangible assets consisted of the following:

	June 30, 2021			December 31, 2020
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$365,262	$(270,743)	$94,519	$357,863	$(260,123)	$97,740
Patents	18,106	(9,171)	8,935	17,699	(8,487)	9,212
Trademarks and trade names	26,050	(21,680)	4,370	26,036	(21,114)	4,922
Customer relationships	100,913	(84,480)	16,433	101,107	(81,413)	19,695
Capitalized software development costs	7,410	(7,410)	-	7,410	(7,410)	-
	$517,741	$(393,484)	$124,257	$510,115	$(378,547)	$131,569

Amortization expenses relating to intangible assets for the three-month periods ended June 30, 2021 and 2020 were approximately $7.7 million and $6.2 million, respectively. Amortization expenses relating to intangible assets for the six-month periods ended June 30, 2021 and 2020 were approximately $15.2 million and $12.4 million, respectively.

As of June 30, 2021, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining 6 months of 2021	$15,375
2022	30,162
2023	15,607
2024	11,725
2025 and thereafter	51,388
Total	124,257